Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments
(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (84.4%)
Albania (2.2%)
Sovereign (2.2%)
Albanian Government Bond,
3.70%, 1/10/28	ALL	1,800	$22
3.85%, 10/7/26		8,900	110
3.90%, 1/22/30		75,900	940
4.05%, 2/7/32		43,200	524
4.30%, 7/10/27		114,500	1,423
4.70%, 2/23/27		37,000	460
4.95%, 7/22/29		132,400	1,693
5.25%, 1/26/29 - 1/23/35		254,100	3,253
5.59%, 2/19/40		6,100	75
6.13%, 7/25/34		17,100	226
			8,726
Angola (0.1%)
Sovereign (0.1%)
Angolan Government International Bond,
9.24%, 1/15/31		$209	219
Armenia (4.3%)
Sovereign (4.3%)
Republic of Armenia Treasury Bond,
7.40%, 4/29/29	AMD	541,680	1,481
8.60%, 4/29/30		408,526	1,155
9.00%, 10/29/35		795,693	2,287
9.25%, 4/29/28		786,700	2,220
9.60%, 10/29/33		2,652,886	7,876
9.75%, 10/29/50 - 10/29/52		757,312	2,239
			17,258
Barbados (0.3%)
Sovereign (0.3%)
Barbados Government International Bond,
8.00%, 6/26/35		$926	983
Brazil (1.8%)
Sovereign (1.8%)
Brazil Notas do Tesouro Nacional,
6.00%, 5/15/35	BRL	8,913	7,374
	Face Amount (000)		Value (000)
Colombia (10.2%)
Corporate Bond (0.4%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	5,351,594	$1,561
Sovereign (9.8%)
Colombian TES,
3.00%, 3/25/33		1,125,917	295
5.00%, 3/20/41		2,354,304	663
6.50%, 1/22/31		6,955,027	2,225
7.00%, 3/26/31		8,467,300	2,198
7.25%, 10/18/34		247,000	59
11.75%, 1/24/35		73,005,400	22,624
12.50%, 2/27/30		15,996,600	5,056
13.25%, 2/9/33		18,166,900	6,013
Colombian TES, Series B
7.00%, 6/30/32		535,000	134
			39,267
			40,828
Congo, Democratic Republic Of The (0.2%)
Sovereign (0.2%)
DRC International Bond,
9.50%, 4/16/37		$631	660
Dominican Republic (0.2%)
Sovereign (0.2%)
Dominican Republic International Bond,
11.25%, 9/15/35	DOP	49,350	955
Egypt (2.6%)
Sovereign (2.6%)
Egypt Government Bond,
19.98%, 5/20/30	EGP	505,088	9,372
24.46%, 10/1/27		49,086	942
			10,314
Ethiopia (1.3%)
Sovereign (1.3%)
Ethiopia International Bond,
6.63%, 12/11/24 (a)		$290	314
6.63%, 12/11/24		4,412	4,772
			5,086

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Gabon (0.1%)
Sovereign (0.1%)
Gabon Government International Bond,
9.38%, 8/5/33 (b)		$377	$347
Ghana (0.1%)
Sovereign (0.1%)
5.00% Cash, 3.50% PIK
8.50%, 2/15/28 (c)	GHS	1,017	83
5.00% Cash, 3.65% PIK
8.65%, 2/13/29 (c)		3,842	307
5.00% Cash, 4.10% PIK
9.10%, 2/10/32 (c)		1,503	104
			494
Guatemala (0.1%)
Sovereign (0.1%)
Guatemala Government Bond,
6.60%, 6/13/36		$283	294
Hungary (2.6%)
Sovereign (2.6%)
Hungary Government Bond,
3.00%, 10/27/38 - 4/25/41	HUF	3,723,210	9,042
4.00%, 4/28/51		80,770	199
7.00%, 10/24/35		396,980	1,383
			10,624
India (0.9%)
Sovereign (0.9%)
India Government Bond,
7.24%, 8/18/55	INR	261,790	2,688
7.30%, 6/19/53		101,620	1,047
			3,735
Indonesia (3.7%)
Sovereign (3.7%)
Indonesia Treasury Bond,
6.38%, 4/15/32	IDR	6,661,000	352
6.50%, 4/15/36		131,947,000	6,928
7.00%, 9/15/30 - 2/15/33		77,374,000	4,245
8.75%, 5/15/31		58,978,000	3,467
			14,992
	Face Amount (000)		Value (000)
Kazakhstan (6.0%)
Sovereign (6.0%)
Development Bank of Kazakhstan JSC,
13.00%, 4/15/27 (a)	KZT	1,922,000	$3,959
Kazakhstan Government Bond - MEOKAM,
14.94%, 6/18/31		324,519	700
16.95%, 10/9/30		811,122	1,843
Kazakhstan Government Bond - MEUKAM,
5.00%, 4/18/28		230,760	414
5.50%, 9/20/28		209,238	365
7.90%, 12/20/38		129,807	179
8.66%, 4/4/33		921,667	1,496
10.55%, 7/28/29		540,706	1,029
10.69%, 8/23/33		133,290	237
11.05%, 1/28/37		45,014	80
14.00%, 5/12/31 - 2/13/35		2,367,070	4,890
14.10%, 5/22/38		1,743,687	3,696
14.45%, 6/5/33		15,935	34
14.60%, 3/6/32		11,275	24
15.10%, 3/12/34		867,098	1,919
15.18%, 2/5/32		1,497,500	3,262
			24,127
Lebanon (0.7%)
Sovereign (0.7%)
Lebanon Government International Bond,
5.80%, 4/14/20 (d)(e)		$812	218
6.00%, 1/27/23 (d)(e)		707	190
6.10%, 10/4/22 (d)(e)		1,447	388
6.15%, 6/19/20 (d)(e)		129	35
6.20%, 2/26/25 (d)(e)		241	65
6.25%, 5/27/22 - 6/12/25 (d)(e)		834	224
6.38%, 3/9/20 (d)(e)		637	171
6.40%, 5/26/23 (d)(e)		2,275	612
6.60%, 11/27/26 (d)(e)		192	52
6.65%, 4/22/24 - 2/26/30 (d)(e)		555	151
6.75%, 11/29/27 (d)(e)		117	32
6.85%, 3/23/27 - 5/25/29 (d)(e)		621	171
7.00%, 12/3/24 - 3/23/32 (d)(e)		888	243

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Sovereign (cont’d)
7.05%, 11/2/35 (d)(e)		$13	$4
7.25%, 3/23/37 (d)(e)		279	79
8.20%, 5/17/33 (d)(e)		70	20
8.25%, 4/12/21 (d)(e)		531	153
			2,808
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	11,420	2,737
4.70%, 10/15/42		3,900	1,038
			3,775
Mexico (8.5%)
Sovereign (8.5%)
Mexican Bonos,
7.75%, 5/29/31 - 11/23/34	MXN	154,520	8,389
8.00%, 2/21/36 - 7/31/53		346,892	17,721
8.50%, 3/1/29 - 11/18/38		140,699	8,090
			34,200
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
6.63%, 2/25/30 (a)		$200	205
6.63%, 2/25/30		500	513
			718
Mozambique (0.1%)
Sovereign (0.1%)
Mozambique International Bond,
9.00%, 9/15/31 (f)		499	454
Paraguay (0.1%)
Sovereign (0.1%)
Paraguay Government International Bond,
7.90%, 2/9/31	PYG	1,616,000	261
8.50%, 3/4/35 (a)		590,000	96
			357
Peru (3.4%)
Sovereign (3.4%)
Peru Government Bond,
6.85%, 8/12/35	PEN	2,172	672
	Face Amount (000)		Value (000)

6.90%, 8/12/37	PEN	12,368	$3,729
7.60%, 8/12/39		29,371	9,272
			13,673
Poland (3.5%)
Sovereign (3.5%)
Republic of Poland Government Bond,
2.00%, 8/25/36	PLN	58,191	14,047
Romania (1.8%)
Sovereign (1.8%)
Romania Government Bond,
4.25%, 4/28/36	RON	1,555	282
4.75%, 10/11/34		6,715	1,293
6.70%, 2/25/32		3,915	858
6.75%, 4/25/35		2,410	528
7.10%, 7/31/34		7,375	1,651
7.20%, 10/30/33		4,905	1,101
7.25%, 7/30/40		1,205	269
7.90%, 2/24/38		1,510	355
8.25%, 9/29/32		4,230	997
			7,334
Serbia (0.2%)
Sovereign (0.2%)
Serbia Treasury Bond,
4.50%, 8/20/32	RSD	45,030	423
7.00%, 10/26/31		44,730	473
			896
South Africa (10.5%)
Sovereign (10.5%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	17,350	1,053
8.50%, 1/31/37		152,690	9,004
8.75%, 1/31/44 - 2/28/48		123,499	7,120
8.88%, 2/28/35		113,980	7,019
9.00%, 1/31/40		303,519	18,081
			42,277
Sri Lanka (1.2%)
Sovereign (1.2%)
Sri Lanka Government Bond,
9.00%, 6/1/33 - 11/1/33	LKR	115,000	294
10.25%, 9/15/34		535,000	1,444

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Sovereign (cont’d)
10.35%, 10/15/29	LKR	14,000	$41
11.00%, 10/15/28 - 5/15/30		674,000	2,012
11.25%, 3/15/31		6,000	17
11.50%, 12/15/32		311,000	910
			4,718
Supranational (0.6%)
Sovereign (0.6%)
Corp. Andina de Fomento,
7.50%, 4/4/34	INR	132,000	1,326
8.25%, 4/26/34		107,000	1,122
			2,448
Suriname (0.9%)
Sovereign (0.9%)
Suriname Government International Bond,
7.70%, 11/6/30		$419	431
7.70%, 11/6/30 (a)		672	691
8.50%, 11/6/35		283	304
8.50%, 11/6/35 (a)		2,153	2,314
			3,740
Tanzania, United Republic Of (0.1%)
Corporate Bond (0.1%)
Absa Bank Ltd.,
13.50%, 8/2/35	TZS	964,000	432
Thailand (2.0%)
Sovereign (2.0%)
Thailand Government Bond,
1.60%, 6/17/35	THB	30,700	887
1.88%, 6/17/49		50,000	1,193
2.00%, 6/17/42		158,500	4,312
3.30%, 6/17/38		50,000	1,640
			8,032
Turkey (0.7%)
Sovereign (0.7%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	50,000	765
17.80%, 7/13/33		3,000	37
27.70%, 9/27/34		56,793	1,018
	Face Amount (000)		Value (000)

30.00%, 9/12/29	TRY	44,155	$813
31.08%, 11/8/28		3,000	57
			2,690
Uruguay (0.0%)‡
Sovereign (0.0%)‡
Uruguay Government International Bond,
3.40%, 5/16/45	UYU	5,354	142
Uzbekistan (9.4%)
Corporate Bonds (5.1%)
European Bank for Reconstruction & Development,
17.35%, 3/1/27		$280	291
Heritage Lending Group BV,
19.50%, 5/5/29	UZS	52,980,000	4,435
Ipoteka-Bank ATIB,
17.50%, 10/9/28		10,450,000	902
20.50%, 4/25/27		15,590,000	1,353
TBC Bank Group PLC,
22.00%, 6/5/28 (a)		15,360,000	1,291
Uzbek Industrial & Construction Bank ATB,
21.00%, 7/24/27		141,910,000	12,450
			20,722
Sovereign (4.3%)
Asian Development Bank,
14.50%, 6/26/28		7,716,500	662
National Bank of Uzbekistan,
19.88%, 7/5/27		14,170,000	1,254
Republic of Uzbekistan International Bond,
12.25%, 4/13/29		134,900,000	11,528
15.50%, 2/25/28		42,000,000	3,745
			17,189
			37,911
Venezuela (1.3%)
Sovereign (1.3%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (d)(e)		$826	303
5.50%, 4/12/37 (d)(e)		414	152
6.00%, 10/28/22		87	32

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Sovereign (cont’d)
6.00%, 5/16/24 - 11/15/26 (d)(e)		$3,811	$1,441
9.00%, 11/17/21 (d)(e)		240	104
9.75%, 5/17/35 (d)(e)		586	267
12.75%, 2/17/22 (d)(e)		422	210
Venezuela Government International Bond,
6.00%, 12/9/20 (d)(e)		246	105
7.00%, 3/31/38 (d)(e)		200	88
7.65%, 4/21/25 (d)(e)		523	237
7.75%, 10/13/19 (d)(e)		393	182
8.25%, 10/13/24 (d)(e)		941	438
9.00%, 5/7/23 (d)(e)		272	132
9.25%, 9/15/27 - 5/7/28 (d)(e)		2,309	1,142
9.38%, 1/13/34 (d)(e)		60	29
11.75%, 10/21/26 (d)(e)		279	153
11.95%, 8/5/31 (d)(e)		189	104
12.75%, 8/23/22 (d)(e)		141	79
			5,198
Zambia (1.6%)
Sovereign (1.6%)
Zambia Government Bond,
13.00%, 9/20/31 - 6/26/33	ZMW	4,005	194
14.00%, 7/24/38		1,103	51
14.50%, 2/16/28		6,682	363
14.90%, 2/16/29		11,000	595
14.98%, 2/16/31		500	27
16.00%, 11/24/28		2,558	141
16.49%, 11/24/30		5,885	329
16.60%, 2/16/36		2,334	126
16.85%, 1/26/33		5,662	313
16.95%, 12/22/32		3,641	203
17.00%, 11/24/32		5,112	283
17.19%, 1/26/36		13,766	756
17.50%, 11/24/35 - 12/22/35		11,374	632
17.59%, 2/16/41		20,877	1,126
18.49%, 5/27/32		1,056	63
18.79%, 1/26/41		1,860	105
18.99%, 10/27/40 - 11/24/40		12,723	727
19.00%, 6/23/35 - 9/29/35		6,011	349
	Face Amount (000)		Value (000)

22.50%, 11/25/34	ZMW	2,302	$159
26.50%, 4/30/39		500	40
			6,582
Total Fixed Income Securities (Cost $317,705)			339,448
Short-Term Investments (15.4%)
U.S. Treasury Security (3.3%)
U.S. Treasury Bill,
3.78%, 12/3/26 (g)		$320	$316
3.79%, 12/3/26 (g)		1,165	$1,150
3.80%, 12/3/26 (g)		11,745	$11,596
3.81%, 12/3/26 (g)		70	$69
TOTAL U.S. TREASURY SECURITY (Cost $13,132)			13,131

Shares
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.57% (Cost $21,823) (h)	21,823,383	21,823

	Face Amount (000)
Sovereign (6.7%)
Egypt (2.4%)
Egypt Treasury Bill,
23.88%, 9/15/26	EGP	162,550	3,107
24.62%, 10/20/26		4,775	89
24.75%, 9/22/26		3,575	68
25.18%, 3/16/27		358,325	6,085
25.30%, 1/19/27		9,550	168
25.65%, 4/20/27		7,150	119
			9,636
Nigeria (4.3%)
Nigeria OMO Bill,
18.43%, 1/12/27	NGN	581,963	394
18.56%, 1/12/27		387,975	263
18.61%, 1/19/27		758,104	511
18.62%, 1/19/27		297,518	201
18.70%, 1/12/27		299,129	202
19.03%, 1/19/27		302,984	204
19.26%, 1/12/27		346,527	234
19.47%, 1/12/27		470,385	318

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
	Face Amount (000)		Value (000)
Nigeria (cont’d)
20.23%, 1/12/27	NGN	3,898,429	$2,638
20.30%, 1/19/27		723,701	488
20.79%, 10/13/26		93,236	66
20.91%, 10/27/26		140,525	99
20.93%, 9/1/26		67,333	49
20.98%, 10/27/26		117,590	83
21.00%, 10/6/26		232,944	166
21.03%, 9/15/26		70,966	51
21.08%, 10/27/26		273,994	193
21.14%, 9/15/26		20,256	15
21.14%, 9/29/26		304,724	218
21.16%, 10/6/26		4,655,357	3,309
21.18%, 10/13/26		35,300	25
21.20%, 10/13/26		118,239	84
21.22%, 9/15/26		2,495,514	1,793
21.25%, 10/20/26		236,316	167
21.26%, 9/15/26		118,821	85
21.27%, 10/6/26		238,189	169
21.30%, 9/29/26		498,197	356
21.36%, 9/15/26		33,886	24
21.39%, 9/1/26		119,810	87
21.40%, 9/29/26		542,953	389
21.40%, 10/6/26		72,518	52
21.41%, 9/1/26		239,658	174
21.41%, 11/3/26		1,660,537	1,163
21.45%, 11/10/26		3,792,632	2,648
22.05%, 9/22/26		832,925	596
			17,514
Total Sovereign (Cost $27,075)			27,150
Total Short-Term Investments (Cost $62,030)			62,104
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS AND SWAPTIONS (99.8%) (Cost $379,735)			401,552
TOTAL PURCHASED OPTIONS AND SWAPTIONS OUTSTANDING (0.2%) (Cost $1,128)			909
TOTAL INVESTMENTS (100%) (Cost $380,863)(i)(j)			402,461
LIABILITIES IN EXCESS OF OTHER ASSETS			(23,431)
NET ASSETS			379,030
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2026. Maturity date disclosed is the ultimate maturity date.
(g)	Rate shown is the yield to maturity at July 31, 2026.
(h)
The Fund invests in the Institutional Class of the
Morgan Stanley Institutional Liquidity Funds - Treasury
Securities Portfolio - (the "Liquidity Fund"), an open-end
management investment company managed by the
Adviser. Advisory fees paid by the Fund are reduced
by an amount equal to its pro-rata share of the
advisory and administration fees paid by the Fund due
to its investment in the Liquidity Fund. For the nine
months ended July 31, 2026, advisory fees paid were
reduced by $29,000 relating to the Fund's investment
in the Liquidity Fund.

(i)
Securities are available for collateral in connection
with purchase of when-issued securities, securities
purchased on a forward commitment basis, open
foreign currency forward exchange contracts, futures
contracts and swap agreements.

(j)
At July 31, 2026, the aggregate cost for federal
income tax purposes approximates the aggregate
cost for book purposes. The aggregate gross
unrealized appreciation is approximately $45,382,000
and the aggregate gross unrealized depreciation is
approximately $26,914,000, resulting in net
unrealized appreciation of approximately
$18,468,000.

JSC	Joint Stock Company.
PIK	Payment-in-Kind.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2026:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	IDR	153,232,000		$9,010	9/17/26	$531
Australia & New Zealand Banking Group Ltd.	IDR	202,463,566		$11,905	9/17/26	702
Australia & New Zealand Banking Group Ltd.	IDR	59,879,866		$3,521	9/17/26	208
Australia & New Zealand Banking Group Ltd.		$7,945	IDR	135,111,289	9/17/26	(468)
Bank of America NA	CLP	961,499		$1,029	1/29/27	(7)
Bank of America NA	CLP	1,211,062		$1,296	10/28/26	(8)
Bank of America NA	CZK	9,250	EUR	382	9/16/26	1
Bank of America NA	KZT	488,734		$1,011	9/16/26	(4)
Bank of America NA	KZT	497,499		$1,027	9/16/26	(6)
Bank of America NA	RON	9,190	EUR	1,735	9/16/26	(10)
Bank of America NA	UGX	722,903		$185	11/16/26	(5)
Bank of America NA		$672	KZT	367,166	11/2/26	78
Bank of America NA		$412	KZT	219,744	9/4/26	47
Bank of America NA		$412	KZT	219,477	9/4/26	46
Bank of America NA		$410	KZT	218,687	9/8/26	45
Bank of America NA	UYU	15,153		$376	9/23/26	1
Bank of America NA	ZAR	83,038		$5,023	9/16/26	13
Bank of America NA	ZAR	48,966		$2,890	9/16/26	(64)
Barclays Bank PLC	EUR	3,123	HUF	1,118,396	9/16/26	(80)
Barclays Bank PLC	EUR	7,039	PLN	29,908	9/9/26	(123)
Barclays Bank PLC	EUR	9,594	PLN	40,768	9/8/26	(166)
Barclays Bank PLC	EUR	4,688	PLN	19,911	9/2/26	(82)
Barclays Bank PLC	EUR	4,817	PLN	20,466	9/4/26	(83)
Barclays Bank PLC	IDR	30,360,918		$1,702	9/17/26	22
Barclays Bank PLC	MYR	11,190		$2,747	9/17/26	5
Barclays Bank PLC	MYR	35,540		$8,817	9/15/26	109
Barclays Bank PLC	MYR	11,372		$2,821	9/15/26	35
Barclays Bank PLC	PLN	19,911	EUR	4,565	9/2/26	(59)
Barclays Bank PLC	PLN	20,466	EUR	4,681	9/4/26	(74)
Barclays Bank PLC	PLN	40,768	EUR	9,361	9/8/26	(103)
Barclays Bank PLC	PLN	29,908	EUR	6,869	9/9/26	(73)
Barclays Bank PLC	PLN	19,820	EUR	4,649	9/16/26	64
Barclays Bank PLC	PLN	21,085	EUR	4,856	9/16/26	(35)
Barclays Bank PLC	TRY	159,298		$2,903	11/19/26	(160)
Barclays Bank PLC		$1,300	CLP	1,211,062	8/31/26	3
Barclays Bank PLC		$4,973	IDR	89,597,500	9/17/26	(15)
Barclays Bank PLC		$3,577	IDR	64,513,481	9/17/26	(7)
Barclays Bank PLC		$10,680	IDR	192,644,395	9/17/26	(21)
Barclays Bank PLC		$1,683	IDR	30,360,918	9/17/26	(3)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$687	IDR	12,387,274	9/17/26	$(1)
Barclays Bank PLC		$969	MYR	4,000	12/16/26	15
Barclays Bank PLC		$464	MYR	1,900	12/16/26	3
Barclays Bank PLC		$2,990	MYR	12,000	9/17/26	(49)
Barclays Bank PLC		$4,983	MYR	20,000	9/17/26	(82)
Barclays Bank PLC		$3,488	MYR	14,000	9/17/26	(58)
Barclays Bank PLC		$5,979	MYR	24,000	9/17/26	(99)
Barclays Bank PLC		$1,495	MYR	6,000	9/17/26	(25)
Barclays Bank PLC		$996	MYR	4,000	9/17/26	(16)
Barclays Bank PLC		$747	MYR	3,000	9/17/26	(12)
Barclays Bank PLC		$1,246	MYR	5,000	9/17/26	(20)
Barclays Bank PLC		$1,238	MYR	5,000	9/17/26	(13)
Barclays Bank PLC		$743	MYR	3,000	9/17/26	(8)
Barclays Bank PLC		$1,486	MYR	6,000	9/17/26	(16)
Barclays Bank PLC		$991	MYR	4,000	9/17/26	(10)
Barclays Bank PLC		$3,728	MYR	15,039	9/17/26	(43)
Barclays Bank PLC		$6,359	MYR	25,653	9/17/26	(73)
Barclays Bank PLC		$3,346	MYR	13,500	9/17/26	(39)
Barclays Bank PLC		$5,374	MYR	21,681	9/17/26	(62)
Barclays Bank PLC		$4,063	THB	132,884	9/16/26	(70)
Barclays Bank PLC		$2,882	TRY	159,298	11/19/26	180
Barclays Bank PLC		$6,668	TRY	317,436	8/4/26	7
Barclays Bank PLC		$4,153	TWD	132,550	10/8/26	(35)
Barclays Bank PLC		$2,193	TWD	70,157	10/13/26	(13)
Barclays Bank PLC	ZAR	17,282		$1,047	9/16/26	5
Barclays Bank PLC	ZAR	10,594		$629	9/16/26	(10)
BNP Paribas SA	CZK	101,130	EUR	4,160	9/16/26	(12)
BNP Paribas SA	CZK	87,400	EUR	3,595	9/16/26	(10)
BNP Paribas SA	EUR	6,565	CZK	159,598	9/16/26	18
BNP Paribas SA	EUR	9,709	CZK	236,037	9/16/26	27
BNP Paribas SA	EUR	3,937	CZK	95,709	9/16/26	11
BNP Paribas SA	EUR	510	RON	2,699	9/16/26	3
BNP Paribas SA	EUR	3,945	RON	20,886	9/16/26	21
BNP Paribas SA	EUR	945	RON	5,000	9/16/26	5
BNP Paribas SA	INR	186,020		$1,943	9/16/26	—@
BNP Paribas SA	RON	8,190	EUR	1,547	9/16/26	(8)
BNP Paribas SA	RON	12,800	EUR	2,418	9/16/26	(13)
BNP Paribas SA	THB	117,250		$3,578	9/16/26	55
BNP Paribas SA	THB	4,147		$127	9/16/26	2
BNP Paribas SA	THB	34,515		$1,053	9/16/26	16

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	TWD	236,230		$7,340	9/16/26	$12
BNP Paribas SA		$24,113	EUR	21,150	8/7/26	279
BNP Paribas SA		$3,410	IDR	61,680,290	9/16/26	3
BNP Paribas SA		$8,218	THB	269,337	9/16/26	(125)
BNP Paribas SA	ZAR	6,350		$385	9/16/26	2
BNP Paribas SA	ZAR	59,614		$3,584	9/16/26	(12)
Citibank NA	BRL	28,980		$5,595	8/4/26	(122)
Citibank NA	BRL	129,093		$24,673	8/4/26	(794)
Citibank NA	BRL	4,120		$787	8/4/26	(25)
Citibank NA	BRL	29,896		$5,714	8/4/26	(184)
Citibank NA	BRL	56,031		$10,566	10/2/26	(339)
Citibank NA	BRL	56,031		$11,036	8/4/26	(18)
Citibank NA	CNH	17,717		$2,635	9/16/26	3
Citibank NA	COP	2,495,813		$701	9/16/26	(83)
Citibank NA	COP	694,858		$195	9/16/26	(23)
Citibank NA	COP	988,133		$282	9/16/26	(28)
Citibank NA	CZK	58,510	EUR	2,408	9/16/26	(5)
Citibank NA	IDR	30,727,905		$1,773	9/17/26	72
Citibank NA	IDR	11,922,000		$657	9/17/26	(3)
Citibank NA	INR	184,230		$1,903	9/16/26	(20)
Citibank NA	KES	32,133		$228	2/3/27	(15)
Citibank NA	KZT	55,026		$110	9/14/26	(4)
Citibank NA	KZT	140,125		$280	9/14/26	(11)
Citibank NA	KZT	652,395		$1,369	8/10/26	(3)
Citibank NA	KZT	652,395		$1,377	8/3/26	1
Citibank NA	LKR	277,562		$826	8/4/26	(1)
Citibank NA	LKR	119,628		$356	8/4/26	(—@ )
Citibank NA	MXN	101,580		$5,827	9/17/26	(16)
Citibank NA	NGN	714,543		$492	12/16/26	(7)
Citibank NA	UGX	130,655		$34	10/20/26	(—@ )
Citibank NA	UGX	429,261		$114	10/21/26	—@
Citibank NA		$24,343	BRL	129,093	10/2/26	780
Citibank NA		$5,637	BRL	29,896	10/2/26	181
Citibank NA		$10,709	BRL	56,031	8/4/26	344
Citibank NA		$777	BRL	4,120	10/2/26	25
Citibank NA		$812	BRL	4,120	8/4/26	1
Citibank NA		$5,708	BRL	28,980	8/4/26	9
Citibank NA		$25,426	BRL	129,093	8/4/26	41
Citibank NA		$5,888	BRL	29,896	8/4/26	9
Citibank NA		$4,174	CNH	28,064	9/16/26	(5)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$2,194	CNH	14,755	9/16/26	$(3)
Citibank NA		$4,527	CNH	30,440	9/16/26	(5)
Citibank NA		$8,056	EGP	424,500	9/15/26	95
Citibank NA		$570	KES	76,687	2/3/27	9
Citibank NA		$1,372	KZT	652,395	8/3/26	3
Citibank NA		$2,635	PEN	9,000	9/16/26	9
Citibank NA		$184	UGX	696,026	11/12/26	(1)
Citibank NA		$114	UGX	429,261	10/21/26	(—@ )
Citibank NA		$262	VND	7,015,116	8/12/26	4
Citibank NA		$131	VND	3,492,984	10/9/26	1
Citibank NA	UYU	15,000		$371	9/16/26	—@
Citibank NA	UYU	11,248		$279	8/21/26	—@
Citibank NA	ZAR	59,614		$3,618	8/3/26	9
Deutsche Bank AG	KES	30,538		$223	2/24/27	(7)
Deutsche Bank AG	KZT	325,142		$655	8/10/26	(29)
Deutsche Bank AG	KZT	578,837		$1,165	8/10/26	(52)
Deutsche Bank AG	KZT	181,731		$383	8/7/26	(—@ )
Deutsche Bank AG	KZT	396,669		$824	9/16/26	—@
Deutsche Bank AG	KZT	89,639		$188	9/4/26	1
Deutsche Bank AG	KZT	713,724		$1,479	10/27/26	19
Deutsche Bank AG	KZT	357,601		$739	10/27/26	8
Deutsche Bank AG	KZT	358,341		$739	10/27/26	6
Deutsche Bank AG	KZT	456,438		$949	8/27/26	(5)
Deutsche Bank AG	KZT	456,296		$949	8/27/26	(5)
Deutsche Bank AG	KZT	652,395		$1,294	8/3/26	(82)
Deutsche Bank AG	KZT	224,163		$439	9/4/26	(28)
Deutsche Bank AG	KZT	413,058		$845	10/15/26	(4)
Deutsche Bank AG	KZT	412,383		$845	10/15/26	(2)
Deutsche Bank AG	KZT	2,914,040		$6,023	9/14/26	(30)
Deutsche Bank AG	KZT	918,854		$1,894	10/15/26	6
Deutsche Bank AG	KZT	413,143		$845	10/15/26	(4)
Deutsche Bank AG	KZT	410,693		$845	9/14/26	(8)
Deutsche Bank AG	KZT	410,777		$845	9/14/26	(8)
Deutsche Bank AG	KZT	410,946		$845	9/14/26	(9)
Deutsche Bank AG	KZT	410,439		$845	9/14/26	(8)
Deutsche Bank AG	KZT	175,784		$359	10/15/26	(2)
Deutsche Bank AG	KZT	927,000		$1,896	10/15/26	(9)
Deutsche Bank AG	KZT	409,906		$851	8/31/26	(4)
Deutsche Bank AG	KZT	819,811		$1,703	8/31/26	(9)
Deutsche Bank AG		$1,109	KZT	677,230	10/15/26	283

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG		$1,347	KZT	821,200	10/23/26	$335
Deutsche Bank AG		$2,075	KZT	1,255,519	10/27/26	494
Deutsche Bank AG		$762	KZT	450,653	11/3/26	157
Deutsche Bank AG		$762	KZT	438,950	8/10/26	161
Deutsche Bank AG		$763	KZT	438,806	8/7/26	161
Deutsche Bank AG		$372	KZT	205,606	3/11/27	31
Deutsche Bank AG		$3,968	KZT	2,135,224	12/14/26	332
Deutsche Bank AG		$4,084	KZT	2,135,224	9/14/26	351
Deutsche Bank AG		$568	KZT	266,054	8/10/26	(8)
Deutsche Bank AG		$1,377	KZT	652,395	8/3/26	(1)
Deutsche Bank AG		$830	RUB	66,462	10/14/26	(12)
Deutsche Bank AG		$107	UZS	1,393,314	3/11/27	6
Deutsche Bank AG		$213	UZS	2,788,760	3/11/27	12
Deutsche Bank AG		$107	UZS	1,395,978	3/12/27	6
Deutsche Bank AG		$107	UZS	1,393,314	3/12/27	6
Deutsche Bank AG		$156	UZS	2,031,887	3/17/27	8
Deutsche Bank AG		$156	UZS	2,035,784	3/18/27	9
Deutsche Bank AG		$78	UZS	1,017,892	3/18/27	4
Deutsche Bank AG		$78	UZS	1,015,164	3/17/27	4
Deutsche Bank AG		$18,151	ZAR	301,000	9/16/26	7
Deutsche Bank AG	ZAR	62,960		$3,797	9/16/26	(1)
Deutsche Bank AG	ZAR	110,600		$6,669	9/16/26	(3)
Deutsche Bank AG	ZAR	570		$34	9/16/26	(—@ )
Deutsche Bank AG	ZAR	232,244		$14,005	9/16/26	(5)
Deutsche Bank AG	ZAR	91,085		$5,493	9/16/26	(2)
Goldman Sachs International	BRL	15,170		$2,898	8/4/26	(94)
Goldman Sachs International	CLP	883,860		$987	9/16/26	36
Goldman Sachs International	CNH	18,525		$2,751	9/16/26	(—@ )
Goldman Sachs International	CNH	36,620		$5,441	9/16/26	1
Goldman Sachs International	COP	3,134,000		$859	9/16/26	(125)
Goldman Sachs International	COP	6,263,330		$1,788	9/16/26	(178)
Goldman Sachs International	COP	10,833,360		$2,968	9/16/26	(432)
Goldman Sachs International	EGP	155,429		$2,586	9/15/26	(398)
Goldman Sachs International	EUR	23,896	HUF	8,580,627	9/16/26	(534)
Goldman Sachs International	EUR	19,210	HUF	6,842,158	8/31/26	(578)
Goldman Sachs International	EUR	347	PLN	1,490	9/16/26	(2)
Goldman Sachs International	HUF	2,831,885	EUR	7,886	9/16/26	176
Goldman Sachs International	HUF	673,900	EUR	1,877	9/16/26	42
Goldman Sachs International	INR	835,500		$8,698	9/16/26	(27)
Goldman Sachs International	INR	14,039		$146	9/16/26	(—@ )

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	KZT	817,404		$1,639	8/13/26	$(79)
Goldman Sachs International	MXN	158,300		$9,016	9/17/26	(90)
Goldman Sachs International	MXN	138,462		$7,886	9/17/26	(79)
Goldman Sachs International	MYR	7,150		$1,752	9/17/26	—@
Goldman Sachs International	MYR	20,690		$5,130	9/15/26	61
Goldman Sachs International	PEN	17,881		$5,239	9/16/26	(14)
Goldman Sachs International	PEN	6,250		$1,831	9/16/26	(5)
Goldman Sachs International	PEN	4,620		$1,352	9/16/26	(5)
Goldman Sachs International	PEN	25,544		$7,487	9/16/26	(17)
Goldman Sachs International	PEN	4,210		$1,227	9/16/26	(9)
Goldman Sachs International	THB	25,400		$764	9/16/26	1
Goldman Sachs International	THB	140,700		$4,316	9/16/26	88
Goldman Sachs International		$2,988	BRL	15,170	8/4/26	5
Goldman Sachs International		$2,291	CNH	15,427	9/16/26	—@
Goldman Sachs International		$4,727	CNH	31,827	9/16/26	1
Goldman Sachs International		$4,358	CNH	29,343	9/16/26	—@
Goldman Sachs International		$5,963	COP	21,336,269	9/16/26	733
Goldman Sachs International		$2,266	EGP	123,039	9/16/26	95
Goldman Sachs International		$703	EGP	35,259	8/25/26	(20)
Goldman Sachs International		$3,020	INR	290,094	9/16/26	9
Goldman Sachs International		$993	INR	95,424	9/16/26	3
Goldman Sachs International		$34,202	INR	3,285,411	9/16/26	105
Goldman Sachs International		$8,420	KRW	12,819,000	9/16/26	576
Goldman Sachs International		$141	KZT	70,099	8/7/26	6
Goldman Sachs International		$1,386	MXN	24,341	9/17/26	14
Goldman Sachs International		$10,168	MXN	178,538	9/17/26	102
Goldman Sachs International		$13,637	PEN	46,541	9/16/26	35
Goldman Sachs International		$1,683	PEN	5,744	9/16/26	4
Goldman Sachs International		$2,995	THB	97,199	9/16/26	(75)
Goldman Sachs International		$470	THB	15,650	9/16/26	—@
Goldman Sachs International		$5,403	TWD	172,772	10/13/26	(34)
Goldman Sachs International		$550	VND	14,621,698	10/13/26	3
Goldman Sachs International		$184	VND	4,931,911	8/26/26	3
Goldman Sachs International	UYU	800		$20	9/28/26	(—@ )
Goldman Sachs International	ZAR	68,850		$4,199	9/16/26	46
HSBC Bank PLC	BRL	56,031		$10,759	8/4/26	(294)
HSBC Bank PLC	BRL	54,500		$10,734	8/4/26	(17)
HSBC Bank PLC	BRL	158,073		$31,133	8/4/26	(50)
HSBC Bank PLC	BRL	29,896		$5,888	8/4/26	(9)
HSBC Bank PLC	IDR	47,507,500		$2,795	9/17/26	166

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	THB	4,147		$126	9/16/26	$2
HSBC Bank PLC	THB	34,515		$1,052	9/16/26	15
HSBC Bank PLC	THB	117,250		$3,574	9/16/26	51
HSBC Bank PLC		$10,465	BRL	54,500	8/4/26	286
HSBC Bank PLC		$30,354	BRL	158,073	8/4/26	829
HSBC Bank PLC		$5,741	BRL	29,896	8/4/26	157
HSBC Bank PLC		$11,036	BRL	56,031	8/4/26	18
HSBC Bank PLC		$1,152	MXN	19,960	9/17/26	(4)
HSBC Bank PLC		$7,224	THB	237,017	9/16/26	(102)
HSBC Bank PLC		$1,011	UYU	41,400	9/16/26	14
HSBC Bank PLC	UYU	3,639		$89	9/8/26	(1)
HSBC Bank PLC	ZAR	16,964		$1,002	9/16/26	(22)
JPMorgan Chase Bank NA	BRL	35,210		$6,791	8/4/26	(155)
JPMorgan Chase Bank NA	CNH	26,488		$3,934	9/16/26	(—@ )
JPMorgan Chase Bank NA	COP	15,751,829		$4,339	9/16/26	(604)
JPMorgan Chase Bank NA	COP	12,290,200		$3,386	9/16/26	(471)
JPMorgan Chase Bank NA	COP	61,327,336		$16,895	9/16/26	(2,352)
JPMorgan Chase Bank NA	EUR	338	CZK	8,190	9/16/26	(—@ )
JPMorgan Chase Bank NA	EUR	389	HUF	138,947	9/16/26	(11)
JPMorgan Chase Bank NA	EUR	3,719		$4,247	8/7/26	(41)
JPMorgan Chase Bank NA	EUR	19,439		$22,204	8/7/26	(215)
JPMorgan Chase Bank NA	EUR	4,974		$5,681	8/7/26	(55)
JPMorgan Chase Bank NA	EUR	11,345		$12,959	8/7/26	(125)
JPMorgan Chase Bank NA	EUR	4,726		$5,398	8/7/26	(52)
JPMorgan Chase Bank NA	EUR	9,575		$10,937	8/7/26	(106)
JPMorgan Chase Bank NA	EUR	158		$181	8/7/26	(2)
JPMorgan Chase Bank NA	HUF	498,650	EUR	1,397	9/16/26	40
JPMorgan Chase Bank NA	IDR	18,615,620		$1,094	9/17/26	64
JPMorgan Chase Bank NA	IDR	19,341,413		$1,076	9/17/26	6
JPMorgan Chase Bank NA	IDR	19,321,365		$1,074	9/17/26	4
JPMorgan Chase Bank NA	IDR	26,864,353		$1,488	9/16/26	2
JPMorgan Chase Bank NA	IDR	90,247,080		$4,961	9/16/26	(33)
JPMorgan Chase Bank NA	IDR	43,382,210		$2,390	9/16/26	(11)
JPMorgan Chase Bank NA	KES	31,165		$228	2/3/27	(7)
JPMorgan Chase Bank NA	KES	13,389		$99	2/3/27	(2)
JPMorgan Chase Bank NA	KES	30,595		$226	2/18/27	(5)
JPMorgan Chase Bank NA	KRW	3,963,870		$2,593	9/16/26	(189)
JPMorgan Chase Bank NA	MXN	27,070		$1,534	9/17/26	(23)
JPMorgan Chase Bank NA	PLN	23,885	EUR	5,501	9/16/26	(39)
JPMorgan Chase Bank NA	TRY	141,811		$2,990	8/3/26	6

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$6,935	BRL	35,210	8/4/26	$11
JPMorgan Chase Bank NA		$6,759	CNH	45,509	9/16/26	1
JPMorgan Chase Bank NA		$6,231	CNH	41,957	9/16/26	1
JPMorgan Chase Bank NA		$3,276	CNH	22,059	9/16/26	—@
JPMorgan Chase Bank NA		$522	COP	1,893,150	9/16/26	73
JPMorgan Chase Bank NA		$107	COP	387,177	9/16/26	15
JPMorgan Chase Bank NA		$40,538	EUR	35,490	8/7/26	392
JPMorgan Chase Bank NA		$6,664	EUR	5,834	8/7/26	65
JPMorgan Chase Bank NA		$192	EUR	168	8/7/26	2
JPMorgan Chase Bank NA		$18,684	EUR	16,357	8/7/26	181
JPMorgan Chase Bank NA		$3,707	EUR	3,230	8/7/26	18
JPMorgan Chase Bank NA		$2,370	INR	225,000	9/16/26	(21)
JPMorgan Chase Bank NA		$3,429	KZT	1,802,434	8/13/26	358
JPMorgan Chase Bank NA		$138	MNT	529,927	9/28/26	7
JPMorgan Chase Bank NA		$582	NGN	884,557	3/15/27	20
JPMorgan Chase Bank NA		$482	NGN	714,543	12/16/26	18
JPMorgan Chase Bank NA		$2,978	TRY	141,811	8/3/26	6
JPMorgan Chase Bank NA		$2,000	TRY	95,317	8/7/26	—@
JPMorgan Chase Bank NA		$2,974	TRY	141,811	8/10/26	(6)
JPMorgan Chase Bank NA		$9,174	TWD	290,710	9/16/26	(156)
JPMorgan Chase Bank NA		$1,114	TWD	35,621	10/13/26	(7)
JPMorgan Chase Bank NA		$121	UGX	450,526	10/20/26	(2)
JPMorgan Chase Bank NA		$265	VND	7,075,279	9/16/26	3
JPMorgan Chase Bank NA		$337	VND	8,961,686	10/16/26	2
Standard Chartered Bank	CLP	1,450,460		$1,586	9/16/26	25
Standard Chartered Bank	CLP	6,290,209		$6,878	9/16/26	110
Standard Chartered Bank	CLP	66,346		$73	9/16/26	1
Standard Chartered Bank	CNH	7,684		$1,139	9/16/26	(2)
Standard Chartered Bank	EUR	21,424	PLN	91,298	9/16/26	(308)
Standard Chartered Bank	EUR	1,132	PLN	4,825	9/16/26	(16)
Standard Chartered Bank	EUR	2,962	PLN	12,621	9/16/26	(43)
Standard Chartered Bank	EUR	1,152	PLN	4,909	9/16/26	(17)
Standard Chartered Bank	KES	30,196		$218	11/12/26	(12)
Standard Chartered Bank	NGN	884,557		$590	3/15/27	(11)
Standard Chartered Bank	PLN	26,700	EUR	6,265	9/16/26	90
Standard Chartered Bank	PLN	46,449	EUR	10,900	9/16/26	157
Standard Chartered Bank	PLN	820	EUR	192	9/16/26	3
Standard Chartered Bank	UGX	683,978		$185	10/20/26	5
Standard Chartered Bank	UGX	688,612		$185	10/23/26	4
Standard Chartered Bank	UGX	689,539		$185	10/21/26	3

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Standard Chartered Bank	UGX	1,380,931		$371	11/3/26	$7
Standard Chartered Bank	UGX	345,233		$93	11/6/26	2
Standard Chartered Bank	UGX	692,690		$185	11/10/26	3
Standard Chartered Bank	UGX	692,319		$185	11/10/26	3
Standard Chartered Bank	UGX	696,026		$185	11/12/26	2
Standard Chartered Bank	UGX	353,111		$93	11/13/26	(—@ )
Standard Chartered Bank	UGX	156,749		$41	11/3/26	(—@ )
Standard Chartered Bank	UGX	168,651		$44	11/10/26	—@
Standard Chartered Bank		$7,490	CLP	6,850,494	9/16/26	(120)
Standard Chartered Bank		$6,201	CLP	5,671,800	9/16/26	(99)
Standard Chartered Bank		$1,032	CLP	961,499	10/30/26	3
Standard Chartered Bank		$1,804	IDR	30,727,905	9/17/26	(103)
Standard Chartered Bank		$228	KES	30,196	11/12/26	3
Standard Chartered Bank		$228	KES	30,595	2/18/27	3
Standard Chartered Bank		$228	KES	30,538	2/24/27	2
Standard Chartered Bank		$419	UGX	1,553,660	11/10/26	(11)
Standard Chartered Bank		$417	UGX	1,537,680	11/3/26	(12)
Standard Chartered Bank		$96	UGX	364,107	10/20/26	—@
Standard Chartered Bank		$190	UGX	722,903	11/16/26	(1)
Standard Chartered Bank		$93	UGX	353,111	11/13/26	(—@ )
Standard Chartered Bank		$182	UGX	689,539	10/21/26	—@
Standard Chartered Bank		$182	UGX	688,612	10/23/26	—@
Standard Chartered Bank		$91	UGX	345,233	11/6/26	(—@ )
Standard Chartered Bank		$377	VND	10,000,326	10/22/26	1
State Street Bank & Trust Co.	COP	1,379,053		$377	9/16/26	(56)
State Street Bank & Trust Co.	COP	3,965,378		$1,129	9/16/26	(116)
State Street Bank & Trust Co.	COP	998,824		$286	9/16/26	(28)
State Street Bank & Trust Co.	EUR	429		$521	1/25/27	23
State Street Bank & Trust Co.	INR	575,390		$6,035	9/16/26	27
State Street Bank & Trust Co.		$1,455	MYR	6,000	12/16/26	20
State Street Bank & Trust Co.	ZAR	196,114		$11,819	9/16/26	(11)
UBS AG	HUF	4,082,910	EUR	11,467	9/16/26	365
UBS AG	IDR	10,862,725		$601	9/16/26	(—@ )
UBS AG	IDR	7,085,230		$390	9/16/26	(2)
UBS AG		$2,190	THB	71,575	9/16/26	(39)
UBS AG	ZAR	35,680		$2,156	9/16/26	3
						$(1,213)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)

Call Options Purchased:
The Fund had the following call options purchased open at July 31, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/COP	COP	3,980.00	8/27/26	4,300,000	$4,300	$— @	$70	$(70)

Put Options Purchased:
The Fund had the following put options purchased open at July 31, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	USD/CNH	CNH	6.60	11/4/26	2,000,000	$2,000	$1	$5	$(4)
Citibank NA	USD/CNH	CNH	6.60	11/4/26	2,000,000	2,000	1	6	(5)
Barclays Bank PLC	USD/CNH	CNH	6.60	11/10/26	2,000,000	2,000	2	7	(5)
Citibank NA	USD/CNH	CNH	6.60	11/10/26	2,300,000	2,300	2	8	(6)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	1/25/29	9,800,000	9,800	11	80	(69)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	1/30/29	11,200,000	11,200	13	95	(82)
Barclays Bank PLC	USD/INR	INR	92.00	9/30/26	310,000	310	11	21	(10)
Barclays Bank PLC	USD/INR	INR	92.00	10/1/26	218,900	219	8	14	(6)
Citibank NA	USD/INR	INR	94.00	9/10/26	9,400,000	9,400	12	42	(30)
Bank of America NA	USD/CLP	CLP	875.00	10/26/26	360,800	361	51	44	7
Bank of America NA	USD/CLP	CLP	886.00	1/27/27	3,325,000	3,325	45	40	5
Barclays Bank PLC	USD/KRW	KRW	1,420.00	9/17/26	2,000,000	2,000	18	26	(8)
Citibank NA	USD/KRW	KRW	1,420.00	9/21/26	2,000,000	2,000	19	21	(2)
JPMorgan Chase Bank NA	USD/KRW	KRW	1,420.00	9/28/26	3,000,000	3,000	31	25	6
Barclays Bank PLC	USD/KRW	KRW	1,425.00	10/1/26	4,000,000	4,000	49	46	3
JPMorgan Chase Bank NA	USD/KRW	KRW	1,440.00	9/8/26	2,000,000	2,000	21	17	4
Standard Chartered Bank	USD/KRW	KRW	1,440.00	9/14/26	6,800,000	6,800	71	56	15
JPMorgan Chase Bank NA	USD/KRW	KRW	1,440.00	1/20/27	5,400,000	5,400	55	40	15
Citibank NA	USD/KRW	KRW	1,440.00	1/20/27	3,600,000	3,600	37	26	11
Barclays Bank PLC	USD/KRW	KRW	1,450.00	12/18/26	1,957,000	1,957	57	22	35
							$515	$641	$(126)

Call Options Written:
The Fund had the following call options written open at July 31, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	USD/BRL	BRL	7.00	7/14/27	(6,303,000)	$6,303	$(41)	$(424)	$383
Barclays Bank PLC	USD/KRW	KRW	1,600.00	12/18/26	(1,957,000)	1,957	(6)	(19)	13
BNP Paribas SA	EUR/HUF	HUF	414.70	7/18/28	(132,000)	132	(3)	(2)	(1)
Citibank NA	USD/INR	INR	100.00	9/10/26	(9,400,000)	9,400	(3)	(20)	17

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Call Options Written: (cont'd)

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	EUR/HUF	HUF	399.60	7/13/28	(263,000)	$263	$(9)	$(7)	$(2)
JPMorgan Chase Bank NA	EUR/HUF	HUF	400.76	6/8/28	(1,099,000)	1,099	(35)	(27)	(8)
JPMorgan Chase Bank NA	EUR/HUF	HUF	397.40	6/7/28	(1,099,000)	1,099	(37)	(28)	(9)
JPMorgan Chase Bank NA	EUR/HUF	HUF	397.40	6/29/28	(4,972,000)	4,972	(174)	(117)	(57)
							$(308)	$(644)	$336

Put Options Written:
The Fund had the following put options written open at July 31, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	EUR/HUF	HUF	348.10	6/7/28	(1,099,000)	$(1,099)	$(12)	$(28)	$16
JPMorgan Chase Bank NA	EUR/HUF	HUF	350.30	6/29/28	(4,972,000)	(4,972)	(64)	(116)	52
JPMorgan Chase Bank NA	EUR/HUF	HUF	350.40	6/8/28	(1,099,000)	(1,099)	(14)	(27)	13
BNP Paribas SA	EUR/HUF	HUF	351.90	7/18/28	(132,000)	(132)	(2)	(3)	1
JPMorgan Chase Bank NA	EUR/HUF	HUF	353.10	7/13/28	(263,000)	(263)	(4)	(5)	1
							$(96)	$(179)	$83

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note (United States)	12	9/30/26	$(1,200)	$(1,272)	$10
U.S. Treasury 10 yr. Note (United States)	47	9/21/26	(4,700)	(5,076)	44
U.S. Treasury Long Bond (United States)	1	9/21/26	(100)	(108)	2
					$56

Interest Rate Swaptions Purchased:
The Fund had the following interest rate swaptions purchased open at July 31, 2026:
Description	Counterparty	Notional Amount		Expiration Date	Value (000)
Option to enter into interest rate swap expiring 6/11/27 to pay 3 Month JIBAR and receive 7.86%	JPMorgan Chase Bank NA	ZAR	68,084,000	6/14/27	$82
Option to enter into interest rate swap expiring 6/11/27 to pay 3 Month JIBAR and receive 8.02%	JPMorgan Chase Bank NA	ZAR	97,473,000	6/11/27	99

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Interest Rate Swaptions Purchased: (cont'd)
The Fund had the following interest rate swaptions purchased open at July 31, 2026:
Description	Counterparty	Notional Amount		Expiration Date	Value (000)
Option to enter into interest rate swap expiring 6/11/27 to pay 6 Month WIBOR and receive 4.47%	JPMorgan Chase Bank NA	PLN	10,857,000	6/21/27	$69
Option to enter into interest rate swap expiring 6/9/27 to pay 3 Month JIBAR and receive 8.09%	JPMorgan Chase Bank NA	ZAR	97,133,000	6/9/27	90
Option to enter into interest rate swap expiring 6/9/27 to pay 6 Month WIBOR and receive 4.88%	JPMorgan Chase Bank NA	PLN	18,754,000	6/9/27	54
					$394

Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at July 31, 2026:
Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
1 Month TIIE	Pay	6.93%	Monthly/Monthly	12/15/27	MXN	285,000	$14	$—	$14
1 Month TIIE	Pay	7.04%	Monthly/Monthly	3/9/28		32,630	2	—	2
1 Month TIIE	Pay	7.06%	Monthly/Monthly	3/7/28		33,000	3	—	3
1 Month TIIE	Pay	7.19%	Monthly/Monthly	7/26/28		55,000	4	—	4
1 Month TIIE	Pay	7.27%	Monthly/Monthly	5/2/28		76,005	18	—	18
1 Month TIIE	Pay	7.28%	Monthly/Monthly	9/14/28		4,400	—@	—	—@
1 Month TIIE	Pay	7.30%	Monthly/Monthly	12/9/27		300,300	102	—	102
1 Month TIIE	Pay	7.34%	Monthly/Monthly	9/14/28		25,000	3	—	3
1 Month TIIE	Pay	7.40%	Monthly/Monthly	9/14/28		49,000	10	—	10
3 Month KLIBOR	Receive	3.70%	Quarterly/Quarterly	9/17/31	MYR	8,900	1	—	1
3 Month KLIBOR	Receive	3.70%	Quarterly/Quarterly	9/17/31		7,300	1	—	1
3 Month KLIBOR	Receive	3.65%	Quarterly/Quarterly	6/18/31		1,610	1	—	1
3 Month KLIBOR	Receive	3.64%	Quarterly/Quarterly	6/18/31		1,030	—@	—	—@
3 Month KLIBOR	Receive	3.64%	Quarterly/Quarterly	6/18/31		2,270	1	—	1
3 Month KLIBOR	Receive	3.64%	Quarterly/Quarterly	6/18/31		1,505	1	—	1
3 Month KLIBOR	Receive	3.63%	Quarterly/Quarterly	6/18/31		1,880	1	—	1
3 Month KLIBOR	Receive	3.63%	Quarterly/Quarterly	6/18/31		1,950	1	—	1
3 Month KLIBOR	Receive	3.63%	Quarterly/Quarterly	6/18/31		1,600	1	—	1
3 Month KLIBOR	Receive	3.63%	Quarterly/Quarterly	6/18/31		2,430	1	—	1
3 Month KLIBOR	Receive	3.63%	Quarterly/Quarterly	6/18/31		2,930	2	—	2
3 Month KLIBOR	Receive	3.63%	Quarterly/Quarterly	6/18/31		1,620	1	—	1
3 Month KLIBOR	Receive	3.62%	Quarterly/Quarterly	6/18/31		2,210	2	—	2
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		2,010	2	—	2
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		6,000	5	—	5
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		3,000	2	—	2
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		3,000	2	—	2
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		3,000	2	—	2

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		3,541	$3	$—	$3
3 Month KLIBOR	Receive	3.61%	Quarterly/Quarterly	6/18/31		4,000	3	—	3
3 Month KLIBOR	Receive	3.60%	Quarterly/Quarterly	6/18/31		6,000	5	—	5
3 Month KLIBOR	Receive	3.59%	Quarterly/Quarterly	6/18/31		6,000	6	—	6
3 Month KLIBOR	Receive	3.59%	Quarterly/Quarterly	6/18/31		4,000	4	—	4
3 Month KLIBOR	Receive	3.59%	Quarterly/Quarterly	6/18/31		4,764	5	—	5
3 Month KLIBOR	Receive	3.58%	Quarterly/Quarterly	6/18/31		7,000	8	—	8
3 Month KLIBOR	Receive	3.58%	Quarterly/Quarterly	6/18/31		3,000	3	—	3
3 Month KLIBOR	Pay	3.18%	Quarterly/Quarterly	9/17/30		28,000	(129)	—	(129)
3 Month KLIBOR	Pay	3.18%	Quarterly/Quarterly	12/17/30		11,000	(55)	—	(55)
3 Month KLIBOR	Pay	3.33%	Quarterly/Quarterly	12/17/30		6,200	(21)	—	(21)
3 Month KLIBOR	Pay	3.37%	Quarterly/Quarterly	3/18/31		3,800	(12)	—	(12)
3 Month KLIBOR	Pay	3.40%	Quarterly/Quarterly	3/18/31		6,900	(20)	—	(20)
3 Month KLIBOR	Pay	3.52%	Quarterly/Quarterly	6/18/31		5,500	(10)	—	(10)
3 Month KLIBOR	Pay	3.54%	Quarterly/Quarterly	3/18/31		3,800	(5)	—	(5)
3 Month KLIBOR	Pay	3.54%	Quarterly/Quarterly	6/18/31		6,000	(10)	—	(10)
3 Month KLIBOR	Pay	3.59%	Quarterly/Quarterly	9/17/31		7,200	(10)	—	(10)
3 Month KSDA	Pay	3.38%	Quarterly/Quarterly	3/18/31	KRW	9,125,000	(148)	—	(148)
3 Month KSDA	Pay	3.41%	Quarterly/Quarterly	3/18/31		3,049,000	(46)	—	(46)
3 Month KSDA	Pay	3.44%	Quarterly/Quarterly	3/18/31		3,316,000	(47)	—	(47)
3 Month KSDA	Pay	3.44%	Quarterly/Quarterly	3/18/31		1,524,000	(21)	—	(21)
3 Month KSDA	Pay	3.44%	Quarterly/Quarterly	3/18/31		3,659,000	(52)	—	(52)
3 Month KSDA	Pay	3.45%	Quarterly/Quarterly	3/18/31		3,659,000	(51)	—	(51)
3 Month KSDA	Pay	3.47%	Quarterly/Quarterly	3/18/31		2,491,800	(33)	—	(33)
3 Month KSDA	Pay	3.47%	Quarterly/Quarterly	3/18/31		1,524,200	(20)	—	(20)
3 Month KSDA	Pay	3.99%	Quarterly/Quarterly	6/17/31		639,000	2	—	2
3 Month KSDA	Pay	4.03%	Quarterly/Quarterly	6/17/31		976,000	4	—	4
3 Month KSDA	Pay	4.05%	Quarterly/Quarterly	6/17/31		1,276,000	6	—	6
3 Month WIBOR	Receive	4.61%	Annual/Quarterly	9/9/32	PLN	81,200	33	—	33
3 Month WIBOR	Receive	4.49%	Annual/Quarterly	8/12/32		18,919	17	—	17
6 Month BIBOR	Receive	5.16%	Annual/Semi- Annual	9/16/31	HUF	302,000	5	—	5
6 Month CLICP	Receive	4.97%	Semi-Annual/Semi- Annual	9/16/31	CLP	1,558,000	18	—	18
6 Month CLICP	Pay	4.72%	Semi-Annual/Semi- Annual	3/18/31		711,000	(13)	—	(13)
6 Month CLICP	Pay	4.75%	Semi-Annual/Semi- Annual	6/18/30		5,150,000	(63)	—	(63)
6 Month CLICP	Pay	4.79%	Semi-Annual/Semi- Annual	6/21/29		2,750,000	(14)	—	(14)
6 Month PRIBOR	Receive	4.62%	Annual/Semi- Annual	6/17/36	CZK	47,110	(—@ )	—	(—@ )

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
6 Month PRIBOR	Receive	4.35%	Annual/Semi- Annual	9/16/31		27,300	$11	$—	$11
6 Month PRIBOR	Pay	3.49%	Semi-Annual/ Annual	6/18/30		32,140	(54)	—	(54)
6 Month PRIBOR	Pay	3.60%	Semi-Annual/ Annual	3/18/31		20,150	(36)	—	(36)
6 Month PRIBOR	Pay	3.66%	Semi-Annual/ Annual	9/17/30		49,170	(29)	—	(29)
6 Month PRIBOR	Pay	3.76%	Semi-Annual/ Annual	9/18/29		259,000	(3)	—	(3)
6 Month PRIBOR	Pay	3.83%	Semi-Annual/ Annual	3/18/31		19,400	(25)	—	(25)
6 Month PRIBOR	Pay	3.85%	Semi-Annual/ Annual	12/17/30		23,820	(6)	—	(6)
6 Month PRIBOR	Pay	3.96%	Semi-Annual/ Annual	9/20/33		49,943	(37)	—	(37)
6 Month PRIBOR	Pay	3.96%	Semi-Annual/ Annual	9/20/33		20,700	(15)	—	(15)
6 Month PRIBOR	Pay	4.15%	Semi-Annual/ Annual	9/20/28		37,900	33	—	33
6 Month PRIBOR	Pay	4.29%	Semi-Annual/ Annual	6/17/31		32,500	(13)	—	(13)
6 Month PRIBOR	Pay	4.33%	Semi-Annual/ Annual	12/20/33		30	—@	—	—@
6 Month WIBOR	Receive	4.95%	Annual/Semi- Annual	6/17/36	PLN	3,214	(17)	—	(17)
6 Month WIBOR	Receive	4.91%	Annual/Semi- Annual	6/17/36		5,696	(25)	—	(25)
6 Month WIBOR	Receive	4.70%	Annual/Semi- Annual	6/17/31		34,133	(135)	—	(135)
6 Month WIBOR	Receive	4.34%	Annual/Semi- Annual	6/18/35		15,735	95	—	95
6 Month WIBOR	Receive	4.31%	Annual/Semi- Annual	6/18/35		3,054	20	—	20
6 Month WIBOR	Receive	4.20%	Annual/Semi- Annual	9/16/31		4,800	12	—	12
6 Month WIBOR	Pay	4.17%	Semi-Annual/ Annual	6/17/31		2,522	(6)	—	(6)
6 Month WIBOR	Pay	4.18%	Semi-Annual/ Annual	6/17/31		4,113	(9)	—	(9)
6 Month WIBOR	Pay	4.24%	Semi-Annual/ Annual	6/17/31		8,424	(12)	—	(12)
6 Month WIBOR	Pay	4.24%	Semi-Annual/ Annual	6/17/31		19,000	(30)	—	(30)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
6 Month WIBOR	Pay	4.25%	Semi-Annual/ Annual	6/17/31		2,841	$(4)	$—	$(4)
6 Month WIBOR	Pay	4.38%	Semi-Annual/ Annual	12/17/35		10,800	(—@ )	—	(—@ )
6 Month WIBOR	Pay	4.59%	Semi-Annual/ Annual	8/12/32		18,919	(15)	—	(15)
6 Month WIBOR	Pay	4.71%	Semi-Annual/ Annual	9/9/32		81,200	(27)	—	(27)
6 Month WIBOR	Pay	5.02%	Semi-Annual/ Annual	9/18/29		7,600	107	—	107
6 Month WIBOR	Pay	5.16%	Semi-Annual/ Annual	6/21/28		17,000	88	—	88
6 Month WIBOR	Pay	5.26%	Semi-Annual/ Annual	6/12/28		40,000	228	—	228
6 Month WIBOR	Pay	5.42%	Semi-Annual/ Annual	6/19/29		13,500	120	—	120
BRL-CDI	Pay	9.70%	Maturity/Maturity	1/4/27	BRL	20,700	(492)	—	(492)
BRL-CDI	Pay	9.88%	Maturity/Maturity	1/4/27		15,600	(345)	—	(345)
BRL-CDI	Pay	10.78%	Maturity/Maturity	1/4/27		7,060	(110)	—	(110)
BRL-CDI	Pay	11.65%	Maturity/Maturity	1/4/27		6,800	(73)	—	(73)
BRL-CDI	Pay	12.75%	Maturity/Maturity	1/2/29		6,200	(74)	—	(74)
BRL-CDI	Pay	12.96%	Maturity/Maturity	1/2/29		28,700	(188)	—	(188)
BRL-CDI	Pay	12.97%	Maturity/Maturity	1/2/31		3,064	(36)	—	(36)
BRL-CDI	Pay	13.02%	Maturity/Maturity	1/2/29		10,040	(87)	—	(87)
BRL-CDI	Pay	13.03%	Maturity/Maturity	1/2/31		4,000	(45)	—	(45)
BRL-CDI	Pay	13.18%	Maturity/Maturity	1/2/29		18,380	(137)	—	(137)
BRL-CDI	Pay	13.19%	Maturity/Maturity	1/2/31		6,900	(62)	—	(62)
BRL-CDI	Pay	13.20%	Maturity/Maturity	1/2/29		13,712	(93)	—	(93)
BRL-CDI	Pay	13.30%	Maturity/Maturity	1/2/31		4,982	(51)	—	(51)
BRL-CDI	Pay	13.51%	Maturity/Maturity	1/2/29		13,456	(77)	—	(77)
BRL-CDI	Pay	13.53%	Maturity/Maturity	1/2/31		8,897	(51)	—	(51)
BRL-CDI	Pay	14.78%	Maturity/Maturity	1/4/27		16,670	22	—	22
BRL-CDI	Pay	15.23%	Maturity/Maturity	1/4/27		16,500	63	—	63
CNRR	Pay	1.39%	Quarterly/Quarterly	6/18/30	CNY	25,942	(7)	—	(7)
CNRR	Pay	1.44%	Quarterly/Quarterly	3/19/30		15,550	—@	—	—@
CNRR	Pay	1.45%	Quarterly/Quarterly	9/16/31		3,918	(—@ )	—	(—@ )
CNRR	Pay	1.45%	Quarterly/Quarterly	9/16/31		5,650	(1)	—	(1)
CNRR	Pay	1.45%	Quarterly/Quarterly	9/16/31		5,410	(1)	—	(1)
CNRR	Pay	1.46%	Quarterly/Quarterly	3/19/30		12,650	2	—	2
CNRR	Pay	1.46%	Quarterly/Quarterly	9/17/30		20,210	2	—	2
CNRR	Pay	1.46%	Quarterly/Quarterly	9/16/31		10,582	(1)	—	(1)
CNRR	Pay	1.48%	Quarterly/Quarterly	6/18/30		17,350	4	—	4

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
CNRR	Pay	1.48%	Quarterly/Quarterly	9/17/30		23,940	$5	$—	$5
CNRR	Pay	1.50%	Quarterly/Quarterly	3/19/30		24,200	9	—	9
CNRR	Pay	1.52%	Quarterly/Quarterly	6/17/31		32,870	14	—	14
CNRR	Pay	1.55%	Quarterly/Quarterly	6/17/31		23,796	15	—	15
CNRR	Pay	1.56%	Quarterly/Quarterly	9/17/30		14,400	10	—	10
CNRR	Pay	1.57%	Quarterly/Quarterly	12/17/30		9,460	7	—	7
CNRR	Pay	1.58%	Quarterly/Quarterly	12/17/30		4,990	4	—	4
CNRR	Pay	1.59%	Quarterly/Quarterly	12/17/30		5,600	5	—	5
CNRR	Pay	1.59%	Quarterly/Quarterly	12/17/30		126,600	112	—	112
CNRR	Pay	1.61%	Quarterly/Quarterly	9/17/30		20,750	21	—	21
CNRR	Pay	1.62%	Quarterly/Quarterly	3/18/31		12,000	13	—	13
CNRR	Pay	1.63%	Quarterly/Quarterly	3/18/31		84,400	97	—	97
CNRR	Pay	1.64%	Quarterly/Quarterly	12/17/30		10,448	12	—	12
CNRR	Pay	1.73%	Quarterly/Quarterly	12/18/29		9,000	14	—	14
CNRR	Pay	2.03%	Quarterly/Quarterly	9/18/29		14,100	40	—	40
CNRR	Pay	2.12%	Quarterly/Quarterly	6/19/29		13,600	42	—	42
CNRR	Pay	2.39%	Quarterly/Quarterly	12/20/28		17,330	59	—	59
CNRR	Pay	2.42%	Quarterly/Quarterly	12/21/27		134,000	275	—	275
CNRR	Pay	2.44%	Quarterly/Quarterly	12/20/28		89,100	316	—	316
CPIBR	Receive	10.20%	Quarterly/Quarterly	9/16/31	COP	2,312,000	6	—	6
MIBOR	Receive	6.45%	Semi-Annual/Semi- Annual	9/16/31	INR	101,000	(1)	—	(1)
MIBOR	Receive	6.44%	Semi-Annual/Semi- Annual	9/16/31		92,740	(1)	—	(1)
MIBOR	Pay	5.66%	Semi-Annual/Semi- Annual	9/17/30		215,300	(48)	—	(48)
MIBOR	Pay	5.69%	Semi-Annual/Semi- Annual	9/17/30		280,000	(62)	—	(62)
MIBOR	Pay	5.71%	Semi-Annual/Semi- Annual	9/17/30		785,000	(167)	—	(167)
MIBOR	Pay	5.77%	Semi-Annual/Semi- Annual	9/17/30		200,000	(38)	—	(38)
MIBOR	Pay	5.91%	Semi-Annual/Semi- Annual	12/18/29		400,000	(39)	—	(39)
MIBOR	Pay	5.93%	Semi-Annual/Semi- Annual	3/18/31		233,010	(37)	—	(37)
MIBOR	Pay	5.94%	Semi-Annual/Semi- Annual	12/18/29		600,000	(54)	—	(54)
MIBOR	Pay	5.95%	Semi-Annual/Semi- Annual	6/18/30		390,000	(44)	—	(44)
MIBOR	Pay	5.98%	Semi-Annual/Semi- Annual	3/18/31		250,000	(33)	—	(33)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
MIBOR	Pay	6.01%	Semi-Annual/Semi- Annual	12/18/29		334,000	$(23)	$—	$(23)
MIBOR	Pay	6.03%	Semi-Annual/Semi- Annual	12/18/29		430,000	(26)	—	(26)
MIBOR	Pay	6.07%	Semi-Annual/Semi- Annual	3/19/30		110,500	(4)	—	(4)
MIBOR	Pay	6.12%	Semi-Annual/Semi- Annual	3/18/31		295,600	(22)	—	(22)
MIBOR	Pay	6.26%	Semi-Annual/Semi- Annual	3/20/29		970,400	49	—	49
MIBOR	Pay	6.28%	Semi-Annual/Semi- Annual	12/18/29		312,000	7	—	7
THOR	Receive	1.75%	Quarterly/Quarterly	9/16/31	THB	20,978	1	—	1
THOR	Receive	1.75%	Quarterly/Quarterly	9/16/31		27,454	2	—	2
THOR	Receive	1.74%	Quarterly/Quarterly	9/16/31		24,068	2	—	2
THOR	Pay	1.26%	Quarterly/Quarterly	9/17/30		158,000	(70)	—	(70)
THOR	Pay	1.41%	Quarterly/Quarterly	6/18/30		25,220	(5)	—	(5)
THOR	Pay	1.45%	Quarterly/Quarterly	3/18/31		28,800	(9)	—	(9)
THOR	Pay	1.47%	Quarterly/Quarterly	3/18/31		25,340	(8)	—	(8)
THOR	Pay	1.48%	Quarterly/Quarterly	6/17/31		18,276	(6)	—	(6)
THOR	Pay	1.75%	Quarterly/Quarterly	6/17/31		35,100	2	—	2
THOR	Pay	2.68%	Quarterly/Quarterly	6/21/33		120,000	190	—	190
THOR	Pay	2.70%	Quarterly/Quarterly	6/19/34		68,480	112	—	112
							$(1,353)	$—	$(1,353)

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at July 31, 2026:
Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Citibank NA	Goldman Sachs International	Receive	6 Month WIBOR	Semi-Annual	2/16/27	GHS	1,191	$(4)	$—	$(4)
JPMorgan Chase Bank NA	Goldman Sachs International	Receive	SOFR + 0.75%	Annual	3/16/27		$3,079	(63)	24	(39)
								$(67)	$24	$(43)

@	Value is less than $500.

BIBOR	Bangkok Interbank Offered Rate.
CDI	CHESS Depositary Interest.
CNH	Chinese Yuan Renminbi Offshore
JIBAR	Johannesburg Interbank Agreed Rate.
KLIBOR	Kuala Lumpur Interbank Offered Rate.
KSDA	Korea Securities Dealers Association.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
MIBOR	Mumbai Interbank Offered Rate.
PRIBOR	Prague Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
THOR	Thai Overnight Repurchase Rate.
TIIE	Interbank Equilibrium Interest Rate.
WIBOR	Warsaw Interbank Offered Rate.

ALL	Albanian Lek
AMD	Armenian Dram
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
KRW	South Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lankan Rupee
MNT	Mongolian Tugrik
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguay Guarani
RON	Romanian New Leu
RSD	Serbia Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
TZS	Tanzanian Schilling
UGX	Ugandan shilling
USD	United States Dollar
UYU	Uruguay Peso
UZS	Uzbekistan Som
VND	Viet Nam Dong
ZAR	South African Rand
ZMW	Zambian Kwacha

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	78.9%
Short-Term Investments	15.5
Corporate Bonds	5.6
Total Investments	100.0%*

*
Does not include open futures contracts with a value of approximately
$6,456,000 and net unrealized appreciation of approximately $56,000.
Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,213,000. Also does not include open swap agreements with net unrealized depreciation of approximately $1,396,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments
Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$22,715	$—	$22,715
Sovereign	—	316,733	—	316,733
Total Fixed Income Securities	—	339,448	—	339,448
Short-Term Investments
U.S. Treasury Securities	—	13,131	—	13,131
Investment Company	21,823	—	—	21,823
Sovereign	—	27,150	—	27,150
Total Short-Term Investments	21,823	40,281	—	62,104
Call Options Purchased	—	— @	—	— @
Put Options Purchased	—	515	—	515
Foreign Currency Forward Exchange Contracts	—	12,420	—	12,420
Futures Contracts	56	—	—	56
Centrally Cleared Interest Rate Swap Agreements	—	2,553	—	2,553
OTC Interest Rate Swap Agreements	—	30	—	30
OTC Interest Rate Swaptions	—	394	—	394
Total Assets	21,879	395,641	—	417,520
Liabilities:
Call Options Written	—	(308)	—	(308)
Put Options Written	—	(96)	—	(96)
Foreign Currency Forward Exchange Contracts	—	(13,633)	—	(13,633)
Centrally Cleared Interest Rate Swap Agreements	—	(3,906)	—	(3,906)
OTC Interest Rate Swap Agreements	—	(203)	—	(203)
Total Return Swap Agreements	—	(43)	—	(43)
Total Liabilities	—	(18,189)	—	(18,189)
Total	$21,879	$377,452	$—	$399,331

@	Value is less than $500.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report — July 31, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Fixed Income (000)
Beginning Balance	$2,152
Purchases	—
Sales	(2,134)
Amortization of discount	28
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	39
Realized gains (losses)	(85)
Ending Balance	$—
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2026	$39